PAINEWEBBER TACTICAL ALLOCATION FUND                          SEMIANNUAL REPORT

PAINEWEBBER TACTICAL
ALLOCATION FUND
FUND PROFILE

- GOAL:
  Total return consisting of long-term capital appreciation and current income

- PORTFOLIO MANAGER:
  T. Kirkham Barneby, Mitchell Hutchins Asset Management Inc.

- TOTAL NET ASSETS:
  $2.0 billion as of February 28, 1999

- DIVIDEND PAYMENTS:
  Annually

                                                                 April 16, 1999

Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Tactical Allocation Fund (the "Fund") for the six-month period ended February 28, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC] The stock market, as measured by S&P 500 Index (the "Index"), gained 30.27% for the six-month period ended February 28, 1999. As the period began, the market had just lost 14.45% in August 1998. Stock prices came back through the period, but endured considerable volatility along the way. The Federal Reserve reduced short-term interest rates to quell investor anxieties, and the market -- led by technology stocks -- rebounded with strong gains at the end of 1998. Prices remained volatile, however, and the Index posted a much lower gain in January 1999. Investors began to worry that inflation might heat up and cause interest rates to rise again. Concerns about decreasing demand for personal computers and a potential for year 2000 disruptions hurt technology stock prices. The Index lost 3.11% in February, its first monthly loss since August.

PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

PERFORMANCE --
[GRAPHIC] The Fund's total return consists of the change in net asset value with dividends reinvested. For the six-month period ended February 28, 1999, without deducting sales charges, Class A shares gained 29.67%, Class B shares gained 29.24%, Class C shares gained 29.18% and Class Y shares gained 29.91%.

     The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 23.83%, Class B shares gained 24.24% and Class C shares gained 28.18%. Class Y shares are not subject to sales charges.

PORTFOLIO HIGHLIGHTS --

     Management employs the Tactical Allocation Model (the "Model") to determine the Fund's asset mix between an equity portion designed to track the performance of the S&P 500 Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Model is a systematic, quantitative approach to calculating the risk premium -- the return advantage -- of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk premium (ERP) and bond risk premium (BRP).

     Historically, the ERP has averaged about five percentage points per year. If the ERP is 5.5% or greater, the Fund is fully invested in stocks. If the ERP falls below

SEMIANNUAL REPORT

PaineWebber
Tactical Allocation Fund
Top 10 Stocks*
----------------------------
Microsoft Corp.         3.7%
General Electric Co.     3.3
Intel Corp.              2.0
Merck & Co. Inc.         1.9
Wal Mart Stores Inc.     1.9
Pfizer Inc.              1.7
Exxon Corp.              1.6
International Business
  Machines               1.6
Coca-Cola Co.            1.6
Cisco Systems, Inc.      1.5
----------------------------

the 5.5% hurdle rate, it indicates that the expected return of the stock market does not fully compensate investors for the expected risk of owning stocks. Therefore, some or all of the Fund's assets would be shifted to bonds or cash, depending on the bond risk premium. For every 0.5% that the ERP drops below 5.5%, the Model would signal that another 25% of the Fund's assets must be shifted out of stocks.

     Historically, the BRP has averaged 0.5%. If this spread is 0.5% or greater, the fixed-income portion, if any, is invested in bonds; if the spread is less than 0.5%, any fixed income portion is allocated to cash (the 30-day Treasury bill).

     The Fund's Model attempts to outperform the S&P 500 Index over the long term with less volatility by shifting assets between stocks and bonds or cash. Of course, as with all investment disciplines, there is no guarantee the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.

     Throughout the six-month period, the equity risk premium remained above the 5.5% hurdle rate -- and as a result, the Fund remained 100% invested in equities. The ERP declined from 6.62 at the start of the period to 5.92 at the end. This decline was attributable to increasing stock prices; there was little change in other factors that affect the ERP, such as interest rates or dividend growth expectations.

     During the six-month period ended February 28, 1999, the Fund's weightings in financial services and technology companies increased, reflecting changes in the market weightings of these sectors in the S&P 500 Index (see table below).

PaineWebber Tactical Allocation Fund

Top Five Equity Sectors*
                       8/31/98                       2/28/99
------------------------------------------------------------
Financial Services      18.7%     Technology           20.3%
Technology              15.9      Financial Services   18.2
Consumer Cyclical       13.8      Consumer Cyclical    14.3
Healthcare              12.3      Healthcare           12.5
Consumer Noncyclical    10.8      Utilities            11.0
------------------------------------------------------------
Total                   71.5      Total                76.3

OUTLOOK
--------------------------------------------------------------------------------
[GRAPHIC] The economy is sending mixed signals -- auto sales look strong but airline traffic has been weak. Unemployment is down, but inflation does not seem to be rising. We'll be watching for a clear signal on interest rates from the Federal Reserve, but right now it looks as if monetary policy will remain on hold.

     As the next reporting period began the Fund remained 100% invested in equities. The Fund's next move will depend upon the interactions of the variables in the Model -- short-term interest-rate moves, stock valuations and changes in dividend growth expectations.

* Portfolio weightings represent percentages of net assets as of February 28, 1999 except where noted otherwise. Portfolio composition will vary over time.

PAINEWEBBER TACTICAL ALLOCATION FUND                           SEMIANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

     For a QUARTERLY REVIEW on PaineWebber Tactical Allocation Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander          /s/ T. Kirkham Barneby
MARGO ALEXANDER              T. KIRKHAM BARNEBY
Chairman and Chief           Managing Director and Chief
Executive Officer            Investment Officer -
Mitchell Hutchins            Quantitative Investments
Asset Management Inc.        Mitchell Hutchins
                             Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 28, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER TACTICAL ALLOCATION FUND

PERFORMANCE RESULTS (UNAUDITED)

                                          NET ASSET VALUE                       TOTAL RETURN(1)
                                 ----------------------------------   -----------------------------------
                                                                          12 MONTHS          6 MONTHS
                                 02/28/99     08/31/98     02/28/98    ENDED 02/28/99     ENDED 02/28/99
---------------------------------------------------------------------------------------------------------
Class A Shares                    $29.73       $23.55       $25.69          18.86%             29.67%
---------------------------------------------------------------------------------------------------------
Class B Shares                     29.50        23.32        25.55          17.96              29.24
---------------------------------------------------------------------------------------------------------
Class C Shares                     29.67        23.45        25.68          17.96              29.18
---------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------   CAPITAL GAINS       DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING     DISTRIBUTED          PAID            RETURN(1)
------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $12.90       $ 13.49       $0.0440       $   0.1980             6.48%
------------------------------------------------------------------------------------------------------------
1994                                13.49         12.20        0.9720           0.2340            (0.59)
------------------------------------------------------------------------------------------------------------
1995                                12.20         15.16        1.0555           0.2407            35.12
------------------------------------------------------------------------------------------------------------
1996                                15.16         18.21        0.0811           0.1358            21.53
------------------------------------------------------------------------------------------------------------
1997                                18.21         23.73        0.1769           0.1204            32.00
------------------------------------------------------------------------------------------------------------
1998                                23.73         29.52        0.5825           0.1745            27.77
------------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   29.52         29.73         --               --                0.71
------------------------------------------------------------------------------------------------------------
                                                Totals:       $2.9120       $   1.1034
------------------------------------------------------------------------------------------------------------
                                                   CUMULATIVE TOTAL RETURN AS OF 02/28/99:       195.28%
------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 ----------------------
                                                          CAPITAL GAINS       DIVIDENDS           TOTAL
PERIOD COVERED                   BEGINNING      ENDING     DISTRIBUTED          PAID            RETURN(1)
------------------------------------------------------------------------------------------------------------
1/30/96-12/31/96                   $15.54       $ 18.18       $0.0811       $   0.0879            18.06%
------------------------------------------------------------------------------------------------------------
1997                                18.18         23.63        0.1769           0.0116            31.05
------------------------------------------------------------------------------------------------------------
1998                                23.63         29.32        0.5825           0.0177            26.77
------------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   29.32         29.50         --               --                0.61
------------------------------------------------------------------------------------------------------------
                                                Totals:       $0.8405       $   0.1172
------------------------------------------------------------------------------------------------------------
                                                   CUMULATIVE TOTAL RETURN AS OF 02/28/99:        97.33%
------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
07/22/92-12/31/92                  $12.00       $ 12.72      $  0.0020         $   0.0790             6.67%
---------------------------------------------------------------------------------------------------------------
1993                                12.72         13.51         0.0440             0.1340             7.64
---------------------------------------------------------------------------------------------------------------
1994                                13.51         12.23         0.9720             0.1300            (1.28)
---------------------------------------------------------------------------------------------------------------
1995                                12.23         15.20         1.0555             0.1259            34.09
---------------------------------------------------------------------------------------------------------------
1996                                15.20         18.26         0.0811             0.0008            20.66
---------------------------------------------------------------------------------------------------------------
1997                                18.26         23.75         0.1661             --                31.01
---------------------------------------------------------------------------------------------------------------
1998                                23.75         29.49         0.5825             0.0034            26.78
---------------------------------------------------------------------------------------------------------------
01/01/99-02/28/99                   29.49         29.67          --                --                 0.61
---------------------------------------------------------------------------------------------------------------
                                                Totals:      $  2.9032         $   0.4731
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/99:       206.45%
---------------------------------------------------------------------------------------------------------------

 (1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

   The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND

PERFORMANCE RESULTS (UNAUDITED)(CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                                                             % RETURN WITHOUT         % RETURN AFTER
                                                                                DEDUCTING               DEDUCTING
                                                                           MAXIMUM SALES CHARGE    MAXIMUM SALES CHARGE
                                                                          ----------------------  ----------------------
                                                                                  CLASS                   CLASS
                                                                          ----------------------  ----------------------
                                                                            A*     B**     C***     A*     B**     C***
------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/99                                               17.63%  16.72%   16.72%  12.34%  11.72%   15.72%
------------------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/99                                                  24.63     N/A    23.69  23.48     N/A    23.69
------------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 03/31/99                                20.96   25.41    18.88  20.01   25.02    18.88
------------------------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

 + Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

   Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended February 28, 1999 and since inception, May 10, 1993 through February 28, 1999, Class Y shares have a total return of 29.91% and 200.05%, respectively. For the one year and five year periods ended March 31, 1999 and since inception through March 31, 1999, Class Y shares have an average annual return of 17.95%, 24.95% and 21.28%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

   The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1999 (UNAUDITED)

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------
COMMON STOCKS--100.16%
AGRICULTURE, FOOD & BEVERAGE--4.49%
      117,968    Archer-Daniels-Midland Co...............   $    1,784,266
       56,650    Bestfoods Co.(1)........................        2,659,009
       89,100    Campbell Soup Co........................        3,580,706
       78,100    Coca-Cola Enterprises Inc...............        2,421,100
       97,500    Conagra, Inc............................        2,937,188
       30,500    General Mills, Inc......................        2,460,969
       72,350    Heinz, H. J. and Co.....................        3,938,553
       28,400    Hershey Foods Corp......................        1,767,900
       80,500    Kellogg Co..............................        2,978,500
      292,000    Pepsico, Inc............................       10,986,500
       48,000    Pioneer Hi-Bred International, Inc......        1,125,000
       27,100    Quaker Oats Co..........................        1,480,338
       66,900    RJR Nabisco Holdings Corp...............        1,827,206
      182,400    Sara Lee Corp...........................        4,959,000
       25,100    Supervalue, Inc.........................          603,969
       66,200    Sysco Corp..............................        1,870,150
      491,200    The Coca-Cola Co........................       31,406,100
      127,400    Unilever N.V............................        9,228,537
       23,200    Wrigley, Wm. Jr. Co.(1).................        2,157,600
                                                            --------------
                                                                90,172,591
                                                            --------------
AIRLINES--0.33%
       36,100    AMR Corp.*..............................        2,001,294
       28,000    Delta Air Lines, Inc....................        1,702,750
       66,900    Southwest Airlines Co.(1)...............        2,015,362
       17,600    US Airways Group, Inc.*.................          833,800
                                                            --------------
                                                                 6,553,206
                                                            --------------
ALCOHOL--0.61%
       94,800    Anheuser-Busch Companies, Inc...........        7,269,975
       13,500    Brown Forman Corp.......................          890,156
        7,200    Coors Adolph Co.........................          428,850
       77,900    Seagram Co. Ltd.(1).....................        3,612,613
                                                            --------------
                                                                12,201,594
                                                            --------------
APPAREL, RETAIL--0.60%
      115,725    Gap, Inc................................        7,485,961
       45,819    Limited, Inc............................        1,626,575
       29,800    Nordstrom, Inc..........................        1,199,450
       64,200    TJX Companies, Inc......................        1,833,712
                                                            --------------
                                                                12,145,698
                                                            --------------
APPAREL, TEXTILES--0.25%
       16,000    Liz Claiborne, Inc......................          539,000
       58,400    Nike Inc................................        3,131,700
       26,500    V. F. Corp.(1)..........................        1,275,313
                                                            --------------
                                                                 4,946,013
                                                            --------------

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

BANKS--8.33%
      151,600    Bank of New York Co. Inc................   $    5,296,525
      233,343    Bank One Corp...........................       12,542,186
      344,419    BankAmerica Corp.(1)....................       22,494,866
       58,400    BankBoston Corp.........................        2,361,550
       19,300    Bankers Trust New York Corp.............        1,679,100
       58,600    BB & T Corp.............................        2,219,475
      452,327    Citigroup Inc.(1).......................       26,574,211
       31,000    Comerica, Inc...........................        2,053,750
       53,000    Fifth Third Bancorp.....................        3,501,313
      197,304    First Union Corp.(1)....................       10,518,769
       45,800    Firstar Corp.(1)........................        3,835,750
      113,432    Fleet Financial Group, Inc..............        4,870,486
       42,340    Huntington Bancshares, Inc..............        1,344,295
       90,580    KeyCorp.................................        2,921,205
       51,600    Mellon Bank Corp........................        3,489,450
       31,000    Mercantile Bancorporation, Inc..........        1,414,375
       34,800    Morgan, (J.P.) & Co., Inc...............        3,878,025
       65,700    National City Corp......................        4,590,787
       22,200    Northern Trust Corp.....................        1,984,125
       59,300    PNC Bank Corp.(1).......................        3,087,306
       43,800    Regions Financial Corp..................        1,664,400
       23,000    Republic New York Corp..................        1,042,188
       31,900    State Street Corp.......................        2,446,331
       34,700    Summit Bancorp, Inc.....................        1,340,288
       63,000    Suntrust Banks, Inc.....................        4,280,063
       53,350    Synovus Financial Corp..................        1,270,397
      168,640    The Chase Manhattan Corp................       13,427,960
       28,100    Union Planters Corp.....................        1,269,769
      143,645    US Bancorp, Inc.........................        4,641,529
       40,400    Wachovia Corp...........................        3,436,525
      321,760    Wells Fargo and Co......................       11,824,680
                                                            --------------
                                                               167,301,679
                                                            --------------
CHEMICALS--2.20%
       45,800    Air Products & Chemicals, Inc...........        1,471,325
      110,600    Allied-Signal, Inc......................        4,576,075
       15,600    Ashland, Inc............................          694,200
       22,600    Avery Dennison Corp.....................        1,213,337
       43,500    Dow Chemical Co.........................        4,279,312
      223,100    DuPont (E.I.) de Nemours & Co...........       11,447,819
       17,200    Eastman Chemical Co.....................          811,625
       25,200    Ecolab, Inc.............................        1,004,850
       29,850    Engelhard Corp..........................          531,703
        7,600    FMC Corp.*..............................          389,025
       12,100    Great Lakes Chemical Corp...............          471,144
       22,700    Hercules, Inc...........................          628,506
       13,600    Kerr-McGee Corp.........................          388,450
       79,300    Minnesota Mining & Manufacturing
                   Co.(1)................................        5,873,156

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

COMMON STOCKS (CONTINUED)
CHEMICALS (CONCLUDED)

       25,800    Morton International, Inc...............   $      932,025
       16,500    Nalco Chemical Co.......................          464,063
       76,000    Occidental Petroleum Corp...............        1,144,750
       34,700    PPG Industries, Inc.....................        1,806,569
       31,200    Praxair, Inc............................        1,090,050
       32,700    Rohm & Haas Co..........................        1,021,875
       16,413    Sealed Air Corp.*(1)....................          832,960
       34,200    Sherwin Williams Co.....................          822,937
       34,900    Tenneco, Inc............................        1,044,819
       26,400    Union Carbide Corp......................        1,161,600
                                                            --------------
                                                                44,102,175
                                                            --------------
COMPUTER HARDWARE--7.36%
       72,000    3Com Corp.*.............................        2,263,500
       28,000    Apple Computer, Inc.*(1)................          974,750
       43,200    Ascend Communications Inc.*.............        3,323,700
       39,600    Cabletron Systems, Inc.*................          321,750
      314,625    Cisco Systems, Inc.*....................       30,774,258
      338,462    Compaq Computer Corp....................       11,930,785
      253,800    Dell Computer Corp.*(1).................       20,335,725
      100,000    EMC Corp.*(1)...........................       10,237,500
       31,200    Gateway, Inc.*..........................        2,267,850
      206,400    Hewlett-Packard Co......................       13,712,700
      185,900    International Business Machines(1)......       31,603,000
       54,300    Pitney Bowes, Inc.......................        3,431,081
       50,000    Seagate Technology, Inc.*...............        1,446,875
       42,700    Silicon Graphics, Inc.*.................          680,531
       75,800    Sun Microsystems Inc.*..................        7,376,288
      130,600    Xerox Corp..............................        7,207,488
                                                            --------------
                                                               147,887,781
                                                            --------------
COMPUTER SOFTWARE--4.82%
       14,200    Adobe Systems, Inc......................          571,550
       10,800    Autodesk, Inc...........................          433,350
       42,500    BMC Software Inc.*......................        1,737,188
       31,500    Computer Sciences Corp.*................        2,098,688
       36,300    Compuware Corp.*........................        2,030,531
      496,500    Microsoft Corp.*........................       74,537,062
       70,000    Novell, Inc.*(1)........................        1,356,250
      193,312    Oracle Systems Corp.*(1)................       10,801,308
       56,200    Parametric Technology Corp.*............          864,075
       47,200    Peoplesoft Inc.*........................          890,900
       50,800    Unisys Corp.*...........................        1,514,475
                                                            --------------
                                                                96,835,377
                                                            --------------
CONSTRUCTION--0.19%
       10,100    Armstrong World Industries, Inc.........          496,794
       13,400    Centex Corp.(1).........................          493,287
       16,400    Fluor Corp.(1)..........................          577,075
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

CONSTRUCTION (CONCLUDED)

       67,200    Masco Corp..............................   $    1,764,000
       13,900    Owens-Corning Fiberglass................          442,194
                                                            --------------
                                                                 3,773,350
                                                            --------------
CONSUMER DURABLES--0.13%
       18,100    Black & Decker Corp.....................          882,375
       17,800    Maytag Corp.............................          997,913
       17,000    Whirlpool Corp..........................          739,500
                                                            --------------
                                                                 2,619,788
                                                            --------------
DEFENSE/AEROSPACE--0.83%
      198,378    Boeing Co...............................        7,054,818
       25,300    General Dynamics Corp...................        1,529,069
       18,200    Goodrich, B.F. Co.......................          621,075
       77,860    Lockheed Martin Corp....................        2,934,349
       15,000    Northrop Grumman Corp...................          934,687
       66,800    Raytheon Co.............................        3,569,625
                                                            --------------
                                                                16,643,623
                                                            --------------
DIVERSIFIED RETAIL--3.15%
       42,908    Costco Co. Inc.*........................        3,446,049
       87,600    Dayton Hudson Corp......................        5,480,475
       24,500    Dillard Department Stores, Inc..........          609,437
       40,500    Federated Department Stores, Inc.*......        1,541,531
       98,500    K Mart Corp.*...........................        1,723,750
       31,400    Kohls Corp.*............................        2,166,600
       46,100    May Department Stores Co................        2,731,425
       30,700    Meyer (Fred) Inc.*......................        1,972,475
       51,200    Penney, (J.C.), Inc.....................        1,849,600
       75,800    Sears Roebuck & Co......................        3,079,375
      448,800    Wal Mart Stores, Inc.(1)................       38,765,100
                                                            --------------
                                                                63,365,817
                                                            --------------
DRUGS & MEDICINE--9.44%
       13,200    Allergan, Inc...........................        1,075,800
       18,300    Alza Corp.*.............................          959,606
      262,400    American Home Products Corp.............       15,612,800
       50,700    Amgen, Inc.*............................        6,331,163
      197,900    Bristol-Myers Squibb Co.................       24,923,031
       53,750    Cardinal Health Inc.....................        3,880,078
      219,060    Lilly, Eli & Co.........................       20,742,244
       53,849    McKesson HBOC, Inc.(1)..................        3,661,732
      474,400    Merck & Co., Inc........................       38,782,200
      124,500    Monsanto Co.............................        5,672,531
      258,600    Pfizer, Inc.............................       34,119,037
      101,090    Pharmacia & Upjohn Inc. ADR.............        5,509,405
      292,800    Schering-Plough Corp.(1)................       16,378,500
       21,700    Sigma-Aldrich Corp......................          572,338

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

COMMON STOCKS (CONTINUED)
DRUGS & MEDICINE (CONCLUDED)

      163,400    Warner Lambert Co.......................   $   11,284,813
                                                            --------------
                                                               189,505,278
                                                            --------------
ELECTRIC UTILITIES--2.14%
       35,700    AES Corp................................        1,327,594
       27,200    Ameren Corp.(1).........................        1,014,900
       38,200    American Electric Power, Inc.(1)........        1,590,075
       29,900    Baltimore Gas & Electric Co.............          766,188
       30,200    Carolina Power & Light Co...............        1,204,225
       42,000    Central & South West Corp...............        1,042,125
       31,425    Cinergy Corp............................          917,217
       46,500    Consolidated Edison of New York, Inc....        2,173,875
       39,200    Dominion Resources, Inc.................        1,514,100
       29,100    DTE Energy Co...........................        1,149,450
       71,706    Duke Energy Corp........................        4,078,279
       69,900    Edison International, Inc...............        1,782,450
       49,200    Entergy Corp............................        1,389,900
       47,800    Firstenergy Corp........................        1,398,150
       36,000    FPL Group, Inc..........................        1,851,750
       25,000    General Public Utilities Corp...........          996,875
       22,800    New Century Energies Inc................          924,825
       39,500    Niagara Mohawk Power Corp.*.............          577,688
       30,600    Northern States Power Co................          789,862
       58,300    PacifiCorp..............................        1,045,756
       45,100    PECO Energy Co..........................        1,598,231
       30,400    Pennsylvania Power & Light Co...........          775,200
       75,800    PG&E Corp.(1)...........................        2,387,700
       45,400    Public Service Enterprise Group, Inc....        1,725,200
       56,894    Reliant Energy Inc......................        1,525,470
      139,600    Southern Co.............................        3,498,725
       56,252    Texas Utilities Co......................        2,387,194
       43,500    Unicom Corp.............................        1,546,969
                                                            --------------
                                                                42,979,973
                                                            --------------
ELECTRICAL EQUIPMENT--2.94%
       46,000    Corning, Inc............................        2,461,000
       15,600    Eaton Corp..............................        1,082,250
       33,600    General Instrument Corp.*...............          982,800
       20,000    Harris Corp.............................          622,500
       25,000    Honeywell, Inc..........................        1,748,438
       17,200    Johnson Controls, Inc...................        1,057,800
       17,700    KLA-Tencor Corp. *......................          917,081
      261,860    Lucent Technologies Inc.(1).............       26,595,156
      119,000    Motorola Inc.(1)........................        8,359,750
      129,640    Northern Telecommunications Ltd.(1).....        7,527,222
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

ELECTRICAL EQUIPMENT (CONCLUDED)

       10,300    Perkin Elmer Corp.......................   $      975,925
       18,900    Raychem Corp............................          431,156
       16,600    Scientific-Atlanta, Inc.................          538,463
       46,600    Solectron Corp.*(1).....................        2,082,438
       12,300    Tektronix Inc...........................          239,850
       38,600    Tellabs, Inc.*..........................        3,090,412
       36,100    Thermo Electron Corp.*..................          498,631
                                                            --------------
                                                                59,210,872
                                                            --------------
ELECTRICAL POWER--0.62%
       43,106    AMP, Inc................................        2,292,700
       21,300    Andrew Corp.*...........................          322,163
       21,700    Cooper Industries, Inc..................          949,375
       86,900    Emerson Electric Co.....................        4,991,319
       19,600    Grainger,W.W., Inc......................          872,200
       14,600    Phelps Dodge Corp.......................          708,100
       38,000    Rockwell International Corp.............        1,688,625
       13,700    Thomas & Betts Corp.....................          571,119
                                                            --------------
                                                                12,395,601
                                                            --------------
ENERGY RESERVES & PRODUCTION--4.46%
       18,900    Amerada Hess Corp.......................          857,587
       24,300    Anadarko Petroleum Corp.................          668,250
       23,000    Apache Corp.............................          458,563
       63,200    Atlantic Richfield Co...................        3,452,300
       36,100    Burlington Resources, Inc...............        1,168,737
      129,700    Chevron Corp............................        9,970,687
      484,400    Exxon Corp.(1)..........................       32,242,875
      155,300    Mobil Corp..............................       12,919,019
       29,500    Oryx Energy Co.*(1).....................          306,063
       50,400    Phillips Petroleum Co.(1)...............        1,949,850
      427,100    Royal Dutch Petroleum Co................       18,739,012
      105,500    Texaco, Inc.............................        4,912,344
       60,836    Union Pacific Resources Group Inc.......          543,722
       48,100    Unocal Corp.............................        1,355,819
                                                            --------------
                                                                89,544,828
                                                            --------------
ENTERTAINMENT--0.28%
      118,100    Carnival Corp...........................        5,255,450
       16,400    King World Productions, Inc.*...........          433,575
                                                            --------------
                                                                 5,689,025
                                                            --------------
ENVIRONMENTAL SERVICES--0.33%
       34,700    Browning Ferris Industries, Inc.........        1,093,050
      113,757    Waste Management, Inc...................        5,559,873
                                                            --------------
                                                                 6,652,923
                                                            --------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES--6.62%
       89,900    American Express Co.....................   $    9,754,150
       33,700    AON Corp................................        1,986,194
      143,890    Associates First Capital Corp...........        5,845,531
       20,500    Block, H&R, Inc.........................          930,188
       13,100    Capital One Financial Corp..............        1,671,887
      168,921    Cendant Corp.*..........................        2,797,754
       22,500    Countrywide Credit Industries, Inc......          852,188
       29,300    Equifax Inc.............................        1,106,075
      135,200    Federal Home Loan Mortgage Corp.........        7,959,900
      206,600    Federal National Mortgage Association...       14,462,000
      653,000    General Electric Co.(1).................       65,504,062
       96,145    Household International, Inc............        3,905,891
       50,850    Marsh & McLennan Companies, Inc.........        3,600,816
      159,550    MBNA Corp...............................        3,869,087
       28,250    Providian Corp..........................        2,885,031
       32,700    SLM Holding Corp........................        1,402,013
       32,500    South Trust Corp........................        1,302,031
       12,300    Temple-Inland Inc.......................          737,231
       31,500    Textron Inc.............................        2,457,000
                                                            --------------
                                                               133,029,029
                                                            --------------
FOOD RETAIL--0.74%
       48,900    Albertson's, Inc.(1)....................        2,787,300
       55,100    American Stores Co......................        1,859,625
       51,200    Kroger Co.*(1)..........................        3,312,000
       97,100    Safeway Inc.*...........................        5,607,525
       30,100    Winn Dixie Stores, Inc..................        1,318,756
                                                            --------------
                                                                14,885,206
                                                            --------------
FOREST PRODUCTS, PAPER--0.88%
       11,700    Bemis, Inc..............................          398,531
       14,400    Boise Cascade Corp......................          447,300
       21,600    Champion International Corp.............          799,200
       42,900    Fort James Corp.........................        1,281,637
       18,800    Georgia-Pacific Corp....................        1,377,100
       60,500    International Paper Co.(1)..............        2,541,000
      106,420    Kimberly Clark Corp.....................        5,028,345
       25,700    Louisiana Pacific Corp..................          472,238
       22,400    Mead Corp...............................          681,800
       14,300    Union Camp Corp.........................          956,313
       25,800    Westvaco Corp...........................          577,275
       38,800    Weyerhaeuser Co.........................        2,163,100
       24,300    Willamette Industries, Inc..............          885,431
                                                            --------------
                                                                17,609,270
                                                            --------------
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

FREIGHT, AIR, SEA & LAND--0.17%
       29,200    FDX Corp.*..............................   $    2,788,600
       79,800    Laidlaw Inc.............................          613,463
                                                            --------------
                                                                 3,402,063
                                                            --------------
GAS UTILITY--0.17%
       16,300    Columbia Energy Corp....................          823,150
       18,800    Consolidated Natural Gas Co.............        1,032,825
        9,300    NICOR, Inc..............................          355,144
        7,900    Peoples Energy Corp.....................          268,106
       47,111    Sempra Energy...........................          989,331
                                                            --------------
                                                                 3,468,556
                                                            --------------
HEAVY MACHINERY--0.28%
       18,900    Case Corp...............................          368,550
       70,900    Caterpillar, Inc........................        3,230,381
       10,700    Cummins Engine Co., Inc.................          438,700
       48,800    Deere & Co..............................        1,595,150
                                                            --------------
                                                                 5,632,781
                                                            --------------
HOTELS--0.11%
       29,750    Harrah's Entertainment, Inc.*...........          496,453
       55,300    Hilton Hotels Corp......................          874,431
       40,300    Mirage Resorts, Inc.*...................          785,850
                                                            --------------
                                                                 2,156,734
                                                            --------------
HOUSEHOLD PRODUCTS--2.60%
       13,900    Alberto Culver Co.......................          333,600
       52,400    Avon Products Inc.(1)...................        2,181,150
       23,500    Clorox Co...............................        2,780,344
       58,300    Colgate-Palmolive Co.(1)................        4,948,213
       35,300    Fortune Brands Inc......................        1,063,413
      221,100    Gillette Co.............................       11,856,487
       22,300    International Flavors and
                   Fragrances(1).........................          918,481
       11,200    National Service Industries, Inc........          359,800
       32,400    Newell Co.(1)...........................        1,377,000
      264,600    Procter & Gamble Co.....................       23,681,700
       61,900    Ralston Purina Co.(1)...................        1,667,431
       30,400    Rubbermaid, Inc.........................        1,005,100
                                                            --------------
                                                                52,172,719
                                                            --------------
INDUSTRIAL PARTS--0.82%
       16,400    Crane Co................................          449,975
       26,500    Danaher Corp............................        1,278,625
       44,800    Dover Corp..............................        1,523,200
       49,300    Illinois Tool Works, Inc................        3,389,375
       32,650    Ingersoll Rand Co.......................        1,550,875
       15,300    McDermott International, Inc............          305,044

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

COMMON STOCKS (CONTINUED)
INDUSTRIAL PARTS (CONCLUDED)

       27,866    Pall Corp...............................   $      590,411
       25,300    Parker-Hannifin Corp....................          939,262
       15,250    Snap-On, Inc............................          430,813
       20,800    Stanley Works...........................          505,700
       44,800    United Technologies Corp................        5,549,600
                                                            --------------
                                                                16,512,880
                                                            --------------
INDUSTRIAL SERVICES/SUPPLIES--0.02%
       18,100    Ryder Systems, Inc......................          488,700
                                                            --------------
INFORMATION & COMPUTER SERVICES--2.18%
      182,600    America Online Inc.*....................       16,239,987
      120,400    Automatic Data Processing, Inc..........        4,785,900
       14,200    Ceridian Corp.*.........................        1,017,075
      106,462    Computer Associates International
                   Inc...................................        4,471,404
       33,300    Dun & Bradstreet Corp...................        1,140,525
       98,100    Electronic Data Systems Corp............        4,561,650
       87,700    First Data Corp.........................        3,354,525
       63,600    IMS Health Inc..........................        2,257,800
       27,700    Interpublic Group Companies, Inc........        2,072,306
       33,400    Omnicom Group Inc.......................        2,212,750
       32,500    Paychex, Inc............................        1,377,188
        6,700    Shared Medical System Corp..............          341,700
                                                            --------------
                                                                43,832,810
                                                            --------------
LEISURE--0.36%
       21,400    Brunswick Corp..........................          456,088
       64,400    Eastman Kodak Co........................        4,262,475
       26,300    Hasbro, Inc.............................          973,100
       57,683    Mattel, Inc.(1).........................        1,521,389
                                                            --------------
                                                                 7,213,052
                                                            --------------
LIFE INSURANCE--0.95%
       28,497    Aetna Life & Casualty Co................        2,110,559
       50,288    American General Corp.(1)...............        3,683,596
       41,100    CIGNA Corp..............................        3,226,350
       61,962    Conseco Inc.............................        1,854,987
       21,125    Jefferson-Pilot Corp....................        1,432,539
       20,100    Lincoln National Corp...................        1,903,219
       27,100    Provident Cos Inc.......................          887,525
       27,900    Torchmark, Inc..........................          927,675
       24,700    Transamerica Corp.......................        1,792,294
       27,500    UNUM Corp...............................        1,230,625
                                                            --------------
                                                                19,049,369
                                                            --------------
LONG DISTANCE & PHONE COMPANIES--8.12%
       54,500    Alltel Corp.............................        3,263,188
      219,600    Ameritech Corp..........................       14,356,350
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

LONG DISTANCE & PHONE COMPANIES (CONCLUDED)

      359,800    AT&T Corp.(1)...........................   $   29,548,575
      308,804    Bell Atlantic Corp......................       17,736,930
      389,600    BellSouth Corp..........................       18,019,000
       34,300    Frontier Corp...........................        1,232,656
      192,400    GTE Corp................................       12,481,950
      365,287    MCI WorldCom Inc.*(1)...................       30,136,178
      389,702    SBC Communications, Inc.................       20,605,493
       85,700    Sprint Corp.(1).........................        7,354,131
      100,171    U.S. West Inc...........................        5,340,366
       84,900    Williams Companies, Inc.................        3,141,300
                                                            --------------
                                                               163,216,117
                                                            --------------
MEDIA--3.42%
      140,700    CBS Corp.*..............................        5,188,313
       52,600    Clear Channel Communications*(1)........        3,156,000
       73,800    Comcast Corp., Class A..................        5,235,187
      407,600    Disney Walt, Co.........................       14,342,425
       55,900    Gannett, Inc............................        3,549,650
      121,100    Mediaone Group, Inc.*(1)................        6,599,950
       12,000    Meredith Corp...........................          405,000
      107,300    Tele-Communications, Inc.(1)*...........        6,739,781
      244,400    Time Warner Inc.........................       15,763,800
       23,600    Tribune Co..............................        1,564,975
       69,149    Viacom Inc., Class B*...................        6,111,043
                                                            --------------
                                                                68,656,124
                                                            --------------
MEDICAL PRODUCTS--3.43%
      301,700    Abbott Laboratories.....................       14,010,194
       10,900    Bard, C.R. Inc..........................          614,488
       11,400    Bausch & Lomb, Inc......................          687,563
       56,700    Baxter International, Inc...............        3,990,263
       48,900    Becton, Dickinson & Co..................        1,638,150
       22,100    Biomet, Inc.............................          810,794
       77,800    Boston Scientific Corp.*................        2,061,700
       59,900    Guidant Corp............................        3,414,300
      267,900    Johnson & Johnson.......................       22,871,962
       16,300    Mallinckrodt Group, Inc.................          504,281
      116,300    Medtronic, Inc..........................        8,213,687
       18,800    St. Jude Medical, Inc.*.................          472,350
      128,168    Tyco International Ltd..................        9,540,505
                                                            --------------
                                                                68,830,237
                                                            --------------
MEDICAL PROVIDERS--0.41%
      127,627    Columbia/HCA Healthcare Corp............        2,281,333
       22,000    HCR Manor Care Inc.*....................          492,250
       84,000    HEALTHSOUTH Corp.*......................          976,500
       34,800    Humana Inc.*............................          609,000
       55,500    Service Corp. International.............          853,312
       60,800    Tenet Healthcare Corp.*(1)..............        1,197,000

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

COMMON STOCKS (CONTINUED)
MEDICAL PROVIDERS (CONCLUDED)

       36,800    United Healthcare Corp..................   $    1,814,700
                                                            --------------
                                                                 8,224,095
                                                            --------------
MINING & METALS--0.49%
       48,100    Alcan Aluminum Ltd......................        1,169,431
       72,200    Alcoa, Inc..............................        2,924,100
       43,880    Allegheny Teldyne, Inc..................          905,025
        7,600    Ball Corp...............................          318,250
       26,900    Crown Cork & Seal, Inc.(1)..............          746,475
       38,600    Freeport-McMoran Copper & Gold, Inc.*...          364,288
       45,000    Inco Ltd................................          568,125
       18,000    Nucor Corp..............................          802,125
       31,300    Owens Illinois Inc.*....................          749,244
       14,500    Reynolds Metals Co......................          619,875
       24,100    USX-U.S. Steel Group, Inc...............          610,031
                                                            --------------
                                                                 9,776,969
                                                            --------------
MOTOR VEHICLES--1.62%
       19,400    Cooper Tire & Rubber Co.................          383,150
       33,100    DANA Corp...............................        1,249,525
      240,600    Ford Motor Co...........................       14,270,587
      129,900    General Motors Corp.....................       10,724,869
       36,950    Genuine Parts Co........................        1,106,191
       31,300    Goodyear Tire & Rubber Co...............        1,447,625
       21,800    ITT Industries Inc......................          851,563
       15,500    Navistar International Corp.*...........          666,500
       17,230    Paccar, Inc.............................          721,506
       24,600    TRW, Inc................................        1,162,350
                                                            --------------
                                                                32,583,866
                                                            --------------
OIL REFINING--0.40%
       42,000    Coastal Corp............................        1,344,000
       65,700    Enron Corp..............................        4,270,500
       23,300    Sonat, Inc..............................          589,781
       18,692    Sunoco, Inc.............................          568,938
       61,100    USX-Marathon Group......................        1,264,006
                                                            --------------
                                                                 8,037,225
                                                            --------------
OIL SERVICES--0.45%
       67,860    Baker Hughes, Inc.......................        1,221,480
       88,200    Halliburton Co..........................        2,491,650
      109,000    Schlumberger Ltd........................        5,293,312
                                                            --------------
                                                                 9,006,442
                                                            --------------
OTHER INSURANCE--2.38%
      162,284    Allstate Corp...........................        6,085,650
      246,263    American International Group Inc........       28,058,591
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

OTHER INSURANCE (CONCLUDED)

       32,200    Chubb Corp..............................   $    1,923,950
       33,100    Cincinnati Financial Corp...............        1,160,569
       45,900    Hartford Financial Services Group
                   Inc...................................        2,481,469
       22,400    Loews Corp.(1)..........................        1,751,400
       19,500    MBIA Inc................................        1,200,469
       22,100    MGIC Investment Corp....................          752,781
       27,400    SAFECO Corp.............................        1,101,137
       46,764    St. Paul Companies, Inc.................        1,513,984
       14,400    The Progressive Corp....................        1,850,400
                                                            --------------
                                                                47,880,400
                                                            --------------
PRECIOUS METALS--0.15%
       75,300    Barrick Gold Corp.(1)...................        1,331,869
       56,000    Homestake Mining Co.....................          514,500
       36,576    Newmont Mining Corp.....................          630,936
       56,600    Placer Dome, Inc.(1)....................          619,062
                                                            --------------
                                                                 3,096,367
                                                            --------------
PUBLISHING--0.42%
       15,200    American Greetings Corp., Class A.......          360,050
       18,500    Deluxe Corp.............................          626,688
       27,300    Donnelley, R.R. & Sons Co...............          935,025
       19,400    Dow Jones & Co., Inc....................          911,800
       15,600    Harcourt General, Inc...................          714,675
       15,800    Knight Ridder, Inc......................          792,962
       19,600    McGraw-Hill Companies, Inc..............        2,144,975
       36,100    New York Times Co., Class A.............        1,119,100
       16,100    Times Mirror Co.........................          898,581
                                                            --------------
                                                                 8,503,856
                                                            --------------
RAILROADS--0.45%
       92,166    Burlington Northern Santa Fe, Inc.......        3,052,999
       42,900    CSX Corp................................        1,683,825
       74,200    Norfolk Southern Corp...................        2,082,238
       48,700    Union Pacific Corp......................        2,282,812
                                                            --------------
                                                                 9,101,874
                                                            --------------
RESTAURANTS--0.82%
       30,000    Darden Restaurants, Inc.................          660,000
       49,100    Marriott International Inc.(1)..........        1,767,600
      134,300    McDonalds Corp..........................       11,415,500
       30,220    Tricon Global Restaurants Inc.*.........        1,873,640
       27,800    Wendy's International, Inc..............          665,462
                                                            --------------
                                                                16,382,202
                                                            --------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

COMMON STOCKS (CONCLUDED)

SECURITIES & ASSET MANAGEMENT--1.28%
       24,045    Bear Stearns Co. Inc....................   $    1,029,427
       79,950    Charles Schwab Corp.....................        5,961,272
       49,700    Franklin Resources Inc..................        1,581,081
       23,200    Lehman Brothers Holdings Inc............        1,229,600
       70,500    Merrill Lynch & Co., Inc................        5,410,875
      115,000    Morgan Stanley Dean Witter & Co.........       10,407,500
                                                            --------------
                                                                25,619,755
                                                            --------------
SEMICONDUCTOR--2.75%
       30,400    Advanced Micro Devices, Inc.*...........          543,400
       72,900    Applied Materials, Inc.*................        4,055,063
      331,500    Intel Corp.(1)..........................       39,759,281
       31,200    LSI Logic Corp.*........................          809,250
       49,000    Micron Technology, Inc.*................        2,823,625
       43,300    National Semiconductor Corp.*...........          454,650
       77,200    Texas Instruments, Inc..................        6,885,275
                                                            --------------
                                                                55,330,544
                                                            --------------
SPECIALTY RETAIL--2.14%
       30,200    Autozone Inc.*..........................        1,057,000
       20,000    Circuit City Stores, Inc................        1,085,000
       23,800    Consolidated Stores Corp.*..............          599,462
       77,500    CVS Corp................................        4,107,500
       36,775    Dollar General Corp.....................        1,100,952
      293,700    Home Depot Inc.(1)......................       17,530,219
        8,400    Longs Drug Stores Corp..................          303,975
       70,200    Lowe's Companies Inc....................        4,163,737
       51,500    Rite Aid Corp...........................        2,130,812
       92,900    Staples, Inc.*..........................        2,731,841
       19,600    Tandy Corp..............................        1,090,250
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               --------------

SPECIALTY RETAIL (CONCLUDED)

       56,200    Toys R Us, Inc.*........................   $      793,825
      198,800    Walgreen Co.............................        6,361,600
                                                            --------------
                                                                43,056,173
                                                            --------------
THRIFT--0.29%
       11,400    Golden West Financial Corp..............        1,070,888
      117,575    Washington Mutual, Inc..................        4,703,000
                                                            --------------
                                                                 5,773,888
                                                            --------------
TOBACCO--1.00%
      484,500    Philip Morris Cos. Inc..................       18,956,062
       36,300    UST, Inc................................        1,073,119
                                                            --------------
                                                                20,029,181
                                                            --------------
WIRELESS TELECOMMUNICATIONS--0.74%
      113,900    Airtouch Communications, Inc.*..........       10,372,018
       58,700    Nextel Communications Inc.*.............        1,764,669
       87,700    Sprint Corp.*...........................        2,806,400
                                                            --------------
                                                                14,943,087
                                                            --------------
Total Common Stocks (cost--$1,565,407,461)-- 100.16%.....    2,012,028,763
Liabilities in excess of other assets--(0.16)%...........       (3,159,380)
                                                            --------------
Net Assets--100.00%......................................   $2,008,869,383
                                                            --------------
                                                            --------------

---------------

*          Non-Income producing security.
(1)        Security, or a portion thereof, was on loan at
           February 28, 1999.
ADR        American Depositary Receipt.

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES                 FEBRUARY 28, 1999(UNAUDITED)

ASSETS
Investments in securities, at value
  (cost--$1,565,407,461)....................................   $2,012,028,763
Investments of cash collateral received for securities
  loaned, at value (cost--$206,014,400).....................      206,014,400
Receivable for shares of beneficial interest sold...........       12,856,962
Dividends and interest receivable...........................        2,602,192
Other assets................................................          786,158
                                                               --------------
Total assets................................................    2,234,288,475
                                                               --------------
LIABILITIES
Collateral for securities loaned............................      206,014,400
Payable for investments purchased...........................        8,393,047
Due to custodian............................................        4,024,689
Payable for shares of beneficial interest repurchased.......        3,496,861
Payable to affiliates.......................................        1,846,378
Accrued expenses and other liabilities......................        1,643,717
                                                               --------------
Total liabilities...........................................      225,419,092
                                                               --------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount
  authorized)...............................................    1,558,807,089
Distributions in excess of net investment income............       (1,184,037)
Accumulated net realized gains from investment
  transactions..............................................        4,625,029
Net unrealized appreciation of investments..................      446,621,302
                                                               --------------
Net assets..................................................   $2,008,869,383
                                                               --------------
                                                               --------------
CLASS A:
Net assets..................................................   $  540,674,696
                                                               --------------
Shares outstanding..........................................       18,183,824
                                                               --------------
Net asset value and redemption value per share..............           $29.73
                                                               --------------
Maximum offering price per share (net asset value plus sales
  charge of 4.50% of offering price)........................           $31.13
                                                               --------------
                                                               --------------
CLASS B:
Net assets..................................................   $  764,740,672
                                                               --------------
Shares outstanding..........................................       25,925,691
                                                               --------------
Net asset value and offering price per share................           $29.50
                                                               --------------
                                                               --------------
CLASS C:
Net assets..................................................   $  600,794,093
                                                               --------------
Shares outstanding..........................................       20,247,672
                                                               --------------
Net asset value and offering price per share................           $29.67
                                                               --------------
                                                               --------------
CLASS Y:
Net assets..................................................   $  102,659,922
                                                               --------------
Shares outstanding..........................................        3,434,847
                                                               --------------
Net asset value, offering price and redemption value per
  share.....................................................           $29.89
                                                               --------------
                                                               --------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF OPERATIONS

                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                               FEBRUARY 28,
                                                                   1999
                                                                (UNAUDITED)
                                                               -------------
INVESTMENT INCOME:
Dividends and interest (net of foreign withholding tax of
  $57,255)..................................................   $ 11,985,176
                                                               -------------
EXPENSES:
Investment advisory and administration......................      3,810,951
Service fees--Class A.......................................        552,706
Service and distribution fees--Class B......................      3,144,286
Service and distribution fees--Class C......................      2,517,357
Transfer agency.............................................        545,955
Custody and accounting......................................        499,923
Reports and notices to shareholders.........................        150,363
Federal and state registration..............................        136,516
Legal and audit.............................................         85,156
Interest expense............................................         67,528
Trustees' fees..............................................          6,750
Other expenses..............................................         10,861
                                                               -------------
                                                                 11,528,352
                                                               -------------
NET INVESTMENT INCOME.......................................        456,824
                                                               -------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gain from investment transactions..............     15,991,867
Net change in unrealized appreciation of investments........    381,098,187
                                                               -------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  ACTIVITIES................................................    397,090,054
                                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $397,546,878
                                                               -------------
                                                               -------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                                FEBRUARY 28,       FOR THE YEAR
                                                                    1999               ENDED
                                                                 (UNAUDITED)      AUGUST 31, 1998
                                                               ---------------    ---------------
FROM OPERATIONS:
Net investment income.......................................   $      456,824     $    2,567,936
Net realized gains from investment transactions.............       15,991,867         24,149,522
Net change in unrealized appreciation/depreciation of
  investments...............................................      381,098,187        (37,398,869)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting from
  operations................................................      397,546,878        (10,681,411)
                                                               ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A..............................       (2,724,561)        (1,100,266)
Net investment income--Class B..............................         (401,698)          (149,598)
Net investment income--Class C..............................          (61,213)          --
Net investment income--Class Y..............................         (774,047)          (333,893)
Net realized gains from investment transactions--Class A....       (9,094,882)        (1,616,587)
Net realized gains from investment transactions--Class B....      (13,219,722)        (2,281,367)
Net realized gains from investment transactions--Class C....      (10,487,215)        (1,955,927)
Net realized gains from investment transactions--Class Y....       (1,917,018)          (357,325)
                                                               ---------------    ---------------
Total dividends and distributions to shareholders...........      (38,680,356)        (7,794,963)
                                                               ---------------    ---------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................      529,399,704        883,807,510
Cost of shares repurchased..................................     (211,740,211)      (256,918,262)
Proceeds from dividends reinvested..........................       36,391,184          7,433,176
                                                               ---------------    ---------------

Net increase in net assets from beneficial interest
  transactions..............................................      354,050,677        634,322,424
                                                               ---------------    ---------------

Net increase in net assets..................................      712,917,199        615,846,050

NET ASSETS:
Beginning of period.........................................    1,295,952,184        680,106,134
                                                               ---------------    ---------------
End of period (including undistributed net investment of
  income of $2,320,658, at August 31,1998)..................   $2,008,869,383     $1,295,952,184
                                                               ---------------    ---------------
                                                               ---------------    ---------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

  Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At February 28, 1999, the Fund owed Mitchell Hutchins $696,927 in investment advisory and administration fees.

  For the six months ended February 28, 1999, the Fund paid $2,279 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

  Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 1999, the Fund owed Mitchell Hutchins $1,141,290 in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended February 28, 1999, it earned $3,123,902 in sales charges.

TRANSFER AGENCY SERVICE FEES

  PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended February 28, 1999, PaineWebber received from PFPC, Inc., not the Fund, approximately 57% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

  The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended February 28, 1999, the Fund earned $67,723 for lending its securities and PaineWebber earned $83,074 in compensation as the Portfolio's lending agent. At February 28, 1999, the Fund owed PaineWebber $8,161 in compensation.

  As of February 28, 1999, the Fund held cash and/or cash equivalents having an aggregate value of $206,014,400 as collateral for portfolio securities loaned having a market value of $196,872,531. The cash collateral was invested in the following money market funds.

 NUMBER OF                                                                                                              MARKET
  SHARES                                                                                                                 VALUE
-----------                                                                                                          -------------
 49,358,036  Janus Investment Money Market Fund....................................................................  $  49,358,036
 20,398,589  Liquid Assets Money Market Portfolio..................................................................     20,398,589
117,956,794  MH Money Market Fund LLC..............................................................................    117,956,794
 18,300,981  Prime Money Market Portfolio..........................................................................     18,300,981
                                                                                                                     -------------
Total investments of cash collateral received for securities loaned (cost--$206,014,400)...........................  $ 206,014,400
                                                                                                                     -------------
                                                                                                                     -------------

BANK LINE OF CREDIT

  The Fund may borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit") and may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for, temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

  Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 1999, the Fund did not borrow under the Facility and had an average daily amount of borrowing outstanding under the Line of Credit of $2,839,996 with a related weighted average annualized interest rate of 5.90%.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at February 28, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At February 28, 1999, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
  cost)...............................................................   $ 498,139,111
Gross depreciation (investments having an excess of cost over
  value)..............................................................     (51,517,809)
                                                                         -------------
Net unrealized appreciation of investments............................   $ 446,621,302
                                                                         -------------
                                                                         -------------

  For the six months ended February 28, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.............................................................   $ 391,684,674
Sales.................................................................   $  72,927,155

FEDERAL TAX STATUS

  The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         CLASS A                    CLASS B                    CLASS C
                                -------------------------  -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------  -----------  ------------
Six months ended February 28,
  1999:
Shares sold...................    5,404,828  $150,696,361    7,177,640  $200,494,232    5,264,964  $148,082,952
Shares repurchased............   (2,325,076)  (62,948,141)  (2,174,452)  (59,391,059)  (2,346,055)  (64,683,535)
Shares converted from Class B
  to Class A..................      249,290     6,970,986     (251,518)   (6,970,986)     --            --
Dividends reinvested..........      404,414    11,287,184      461,158    12,787,918      364,581    10,171,796
                                -----------  ------------  -----------  ------------  -----------  ------------
Net increase..................    3,733,456  $106,006,390    5,212,828  $146,920,105    3,283,490  $ 93,571,213
                                -----------  ------------  -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------  -----------  ------------
Year ended August 31, 1998:
Shares sold...................    9,221,547  $238,313,556   12,709,779  $325,991,212    9,692,236  $251,254,120
Shares repurchased............   (3,202,931)  (81,610,480)  (2,322,552)  (60,350,902)  (3,317,661)  (85,764,520)
Shares converted from Class B
  to Class A..................      637,860    14,988,357     (634,160)  (14,988,357)     --            --
Dividends reinvested..........      111,953     2,570,453       99,977     2,285,483       82,162     1,888,083
                                -----------  ------------  -----------  ------------  -----------  ------------
Net increase..................    6,768,429  $174,261,886    9,853,044  $252,937,436    6,456,737  $167,377,683
                                -----------  ------------  -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------  -----------  ------------

                                         CLASS Y
                                -------------------------
                                  SHARES        AMOUNT
                                -----------  ------------
Six months ended February 28,
  1999:
Shares sold...................    1,065,443  $ 30,126,159
Shares repurchased............     (869,186)  (24,717,476)
Shares converted from Class B
  to Class A..................      --            --
Dividends reinvested..........       76,472     2,144,286
                                -----------  ------------
Net increase..................      272,729  $  7,552,969
                                -----------  ------------
                                -----------  ------------
Year ended August 31, 1998:
Shares sold...................    2,647,231  $ 68,248,622
Shares repurchased............   (1,148,127)  (29,192,360)
Shares converted from Class B
  to Class A..................      --            --
Dividends reinvested..........       29,898       689,157
                                -----------  ------------
Net increase..................    1,529,002  $ 39,745,419
                                -----------  ------------
                                -----------  ------------

PAINEWEBBER TACTICAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                          CLASS A
                                ------------------------------------------------------------
                                FOR THE SIX
                                   MONTHS
                                   ENDED                       FOR THE YEARS
                                FEBRUARY 28,                 ENDED AUGUST 31,
                                    1999       ---------------------------------------------
                                (UNAUDITED)       1998       1997     1996    1995**   1994
                                ------------   ----------  --------  -------  ------  ------
Net asset value, beginning of
  period......................    $  23.55       $  22.23  $  16.15  $ 14.86  $13.78  $13.50
                                ------------   ----------  --------  -------  ------  ------
Net investment income
  (loss)......................        0.07           0.15      0.18@    0.18    0.22    0.24
Net realized and unrealized
  gains from investments......        6.86           1.47      6.12@    2.31    2.05    0.32
                                ------------   ----------  --------  -------  ------  ------
Net increase from investment
  operations..................        6.93           1.62      6.30     2.49    2.27    0.56
                                ------------   ----------  --------  -------  ------  ------
Dividends from net investment
  income......................       (0.17)         (0.12)    (0.14)   (0.14)  (0.22)  (0.24)
Distributions from net
  realized gains from
  investment transactions.....       (0.58)         (0.18)    (0.08)   (1.06)  (0.97)  (0.04)
                                ------------   ----------  --------  -------  ------  ------
Total dividends and
  distributions to
  shareholders................       (0.75)         (0.30)    (0.22)   (1.20)  (1.19)  (0.28)
                                ------------   ----------  --------  -------  ------  ------
Net asset value, end of
  period......................    $  29.73       $  23.55  $  22.23  $ 16.15  $14.86  $13.78
                                ------------   ----------  --------  -------  ------  ------
                                ------------   ----------  --------  -------  ------  ------
Total investment return(1)....       29.67%          7.31%    39.26%   17.35%  18.43%   4.21%
                                ------------   ----------  --------  -------  ------  ------
                                ------------   ----------  --------  -------  ------  ------
Ratios/supplemental data:
Net assets, end of period
  (000's).....................    $540,675       $340,245  $170,759  $23,551  $1,944  $1,801
Expenses to average net
  assets......................        0.88%*         0.95%     0.99%    1.17%   1.46%   1.13%
Net investment income (loss)
  to average net assets.......        0.56%*         0.74%     0.88%    1.12%   1.60%   1.64%
Portfolio turnover rate.......           4%            33%        6%       6%     53%      4%

                                                      CLASS B
                                ---------------------------------------------------

                                FOR THE SIX                               FOR THE
                                   MONTHS            FOR THE YEARS        PERIOD
                                   ENDED                 ENDED          JANUARY 30,
                                FEBRUARY 28,           AUGUST 31,        1996+ TO
                                    1999          --------------------  AUGUST 31,
                                (UNAUDITED)         1998        1997       1996
                                ------------      --------    --------  -----------
Net asset value, beginning of
  period......................    $  23.32        $  22.08    $  16.13   $  15.54
                                ------------      --------    --------  -----------
Net investment income
  (loss)......................       (0.02)           0.00        0.03@      0.02
Net realized and unrealized
  gains from investments......        6.80            1.43        6.09@      0.57
                                ------------      --------    --------  -----------
Net increase from investment
  operations..................        6.78            1.43        6.12       0.59
                                ------------      --------    --------  -----------
Dividends from net investment
  income......................       (0.02)          (0.01)      (0.09)    --
Distributions from net
  realized gains from
  investment transactions.....       (0.58)          (0.18)      (0.08)    --
                                ------------      --------    --------  -----------
Total dividends and
  distributions to
  shareholders................       (0.60)          (0.19)      (0.17)    --
                                ------------      --------    --------  -----------
Net asset value, end of
  period......................    $  29.50        $  23.32    $  22.08   $  16.13
                                ------------      --------    --------  -----------
                                ------------      --------    --------  -----------
Total investment return(1)....       29.24%           6.49%      38.14%      3.80%
                                ------------      --------    --------  -----------
                                ------------      --------    --------  -----------
Ratios/supplemental data:
Net assets, end of period
  (000's).....................    $764,741        $483,068    $239,836   $ 28,495
Expenses to average net
  assets......................        1.64%*          1.71%       1.74%      1.84%*
Net investment income (loss)
  to average net assets.......       (0.20)%*        (0.02)%      0.13%      0.47%*
Portfolio turnover rate.......           4%             33%          6%         6%

-----------------

 +   Commencement of issuance of shares.
 *   Annualized.
** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.
 @   Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
 #   Amount shown is less than $0.005.

                                                              CLASS C
                                -------------------------------------------------------------------
                                 FOR THE SIX
                                    MONTHS
                                    ENDED                            FOR THE YEARS
                                 FEBRUARY 28,                      ENDED AUGUST 31,
                                     1999           -----------------------------------------------
                                 (UNAUDITED)          1998        1997     1996    1995**    1994
                                --------------      --------    --------  -------  -------  -------
Net asset value, beginning of
  period......................     $  23.45         $  22.18    $  16.12  $ 14.87  $ 13.78  $ 13.49
                                --------------      --------    --------  -------  -------  -------
Net investment income
  (loss)......................        (0.03)           (0.01)       0.03@    0.06     0.12     0.13
Net realized and unrealized
  gains from investments......         6.83             1.45        6.11@    2.32     2.06     0.33
                                --------------      --------    --------  -------  -------  -------
Net increase from investment
  operations..................         6.80             1.44        6.14     2.38     2.18     0.46
                                --------------      --------    --------  -------  -------  -------
Dividends from net investment
  income......................        (0.00)#          --          --       (0.07)   (0.12)   (0.13)
Distributions from net
  realized gains from
  investment transactions.....        (0.58)           (0.17)      (0.08)   (1.06)   (0.97)   (0.04)
                                --------------      --------    --------  -------  -------  -------
Total dividends and
  distributions to
  shareholders................        (0.58)           (0.17)      (0.08)   (1.13)   (1.09)   (0.17)
                                --------------      --------    --------  -------  -------  -------
Net asset value, end of
  period......................     $  29.67         $  23.45    $  22.18  $ 16.12  $ 14.87  $ 13.78
                                --------------      --------    --------  -------  -------  -------
                                --------------      --------    --------  -------  -------  -------
Total investment return(1)....        29.18%            6.49%      38.20%   16.52%   17.57%    3.46%
                                --------------      --------    --------  -------  -------  -------
                                --------------      --------    --------  -------  -------  -------
Ratios/supplemental data:
Net assets, end of period
  (000's).....................     $600,794         $397,767    $233,044  $73,630  $48,105  $62,970
Expenses to average net
  assets......................         1.65%*           1.70%       1.75%    1.95%    2.22%    1.88%
Net investment income (loss)
  to average net assets.......        (0.21)%*         (0.01)%      0.14%    0.35%    0.86%    0.89%
Portfolio turnover rate.......            4%              33%          6%       6%      53%       4%

                                                                  CLASS Y
                                ---------------------------------------------------------------------------

                                 FOR THE SIX
                                    MONTHS
                                    ENDED                               FOR THE YEARS
                                 FEBRUARY 28,                          ENDED AUGUST 31,
                                     1999          --------------------------------------------------------
                                 (UNAUDITED)          1998        1997       1996        1995**       1994
                                --------------     -----------   -------  ----------   -----------   ------
Net asset value, beginning of
  period......................     $  23.68          $   22.33   $ 16.20    $  14.88     $   13.79   $13.52
                                --------------     -----------   -------  ----------   -----------   ------
Net investment income
  (loss)......................         0.11               0.21      0.23@       0.30          0.23     0.25
Net realized and unrealized
  gains from investments......         6.92               1.49      6.13@       2.24          2.09     0.33
                                --------------     -----------   -------  ----------   -----------   ------
Net increase from investment
  operations..................         7.03               1.70      6.36        2.54          2.32     0.58
                                --------------     -----------   -------  ----------   -----------   ------
Dividends from net investment
  income......................        (0.24)             (0.17)    (0.15)      (0.16)        (0.26)   (0.27)
Distributions from net
  realized gains from
  investment transactions.....        (0.58)             (0.18)    (0.08)      (1.06)        (0.97)   (0.04)
                                --------------     -----------   -------  ----------   -----------   ------
Total dividends and
  distributions to
  shareholders................        (0.82)             (0.35)    (0.23)      (1.22)        (1.23)   (0.31)
                                --------------     -----------   -------  ----------   -----------   ------
Net asset value, end of
  period......................     $  29.89          $   23.68   $ 22.33    $  16.20     $   14.88   $13.79
                                --------------     -----------   -------  ----------   -----------   ------
                                --------------     -----------   -------  ----------   -----------   ------
Total investment return(1)....        29.91%              7.62%    39.55%      17.70%        18.79%    4.41%
                                --------------     -----------   -------  ----------   -----------   ------
                                --------------     -----------   -------  ----------   -----------   ------
Ratios/supplemental data:
Net assets, end of period
  (000's).....................     $102,660          $  74,872   $36,467    $ 12,803     $   2,506   $3,880
Expenses to average net
  assets......................         0.62%*             0.67%     0.74%       0.95%         1.23%    0.88%
Net investment income (loss)
  to average net assets.......         0.82%*             1.03%     1.16%       1.38%         1.86%    1.90%
Portfolio turnover rate.......            4%                33%        6%          6%           53%       4%

-----------------

 +   Commencement of issuance of shares.
 *   Annualized.
** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.
 @   Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
 #   Amount shown is less than $0.005.

TRUSTEES
E. Garrett Bewkes, Jr.
CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer

PRINCIPAL OFFICERS
Margo N. Alexander
PRESIDENT
Victoria E. Schonfeld
VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY
Paul H. Schubert
VICE PRESIDENT AND TREASURER
T. Kirkham Barneby
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE TRUST WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
- High Income Fund
- Investment Grade Income Fund
- Low Duration U.S. Government Income Fund
- Strategic Income Fund
- U.S. Government Income Fund

TAX-FREE BOND FUNDS
- California Tax-Free Income Fund
- Municipal High Income Fund
- National Tax-Free Income Fund
- New York Tax-Free Income Fund

STOCK FUNDS
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Tax-Managed Equity  Fund
- Utility Income Fund

ASSET ALLOCATION FUNDS
- Balanced Fund
- Tactical Allocation Fund

GLOBAL FUNDS
- Asia Pacific Growth Fund
- Emerging Markets Equity Fund
- Global Equity Fund
- Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
- Aggressive Portfolio
- Moderate Portfolio
- Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

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         -C- 1999 PaineWebber Incorporated
                      Member SIPC

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TACTICAL
ALLOCATION
FUND

SEMIANNUAL REPORT

FEBRUARY 28, 1999